Borrowings - Term Loan Information (Details) $ in Millions, $ in Millions	Mar. 29, 2020 CAD ($)	Mar. 29, 2020 USD ($)	May 10, 2019 CAD ($)	May 10, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Term loan	$ 158.1				$ 145.2
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	159.3	$ 113.8	$ 151.7	$ 113.8	152.4	$ 113.8
Original issue discount	0.0				(2.4)
Deferred transaction costs	(1.2)				(0.9)
Embedded derivative	0.0				(0.5)
Revaluation for interest rate modification	0.0				(3.4)
Term loan	$ 158.1				$ 145.2